OUR MESSAGE TO YOU
PERFORMANCE REVIEW AND MANAGEMENT DISCUSSION
PORTFOLIO OF INVESTMENTS
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
FINANCIAL HIGHLIGHTS
NOTES TO THE FINANCIAL STATEMENTS

SEMI – ANNUAL REPORT	JUNE 30, 2001 — UNAUDITED

• JIC Institutional Bond Fund I
• JIC Institutional Bond Fund II
• JIC Institutional Bond Fund III

INVESTMENT ADVISER:

Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

JOHNSON MUTUAL FUNDS	June 30, 2001 — Unaudited

Our Message to You	1

Summary of economic factors affecting JIC Institutional Bond Funds I, II, and III	2

Performance Review and Management Discussion

JIC Institutional Bond Fund I	3

JIC Institutional Bond Fund II	4

JIC Institutional Bond Fund III	5

Portfolio of Investments

JIC Institutional Bond Fund I	6

JIC Institutional Bond Fund II	7-8

JIC Institutional Bond Fund III	9-10

Statement of Assets and Liabilities	11

Statement of Operations	12

Statement of Change in Net Assets	13

Financial Highlights

JIC Institutional Bond Fund I	14

JIC Institutional Bond Fund II	14

JIC Institutional Bond Fund III	14

Notes to the Financial Statements	15-16

Trustees, Officers, Transfer Agent, Fund Accountant

Custodian, Auditors, Legal Counsel	Back Page

OUR MESSAGE TO YOU

August 31, 2001

Dear Shareholder:

We are pleased to present you with the Semi-Annual Report dated June 30, 2001 for the JIC Institutional Bond Funds. Our Investment Adviser to the Funds, Johnson Investment Counsel, Inc. continues to use a quality approach to security selection and portfolio management for these Institutional Bond Funds.

On the next several pages we have commented on the economic factors affecting the Funds, as well as the performance of each Fund for the first half of the year. You will find on pages 3 through 5 of the Semi-Annual Report the relative performance of your Funds as compared to an appropriate Index. The remainder of the report lists the bonds held in each of the funds, as well as other financial data and notes.

Thank you for the opportunity to help meet your investing goals. As always, please feel free to call as you have questions.

Sincerely,

Timothy E. Johnson, President Johnson Mutual Funds

JIC Institutional Bond Funds I, II and III	Economic Summary – June 30, 2001 — Unaudited

Summary of economic factors affecting JIC Institutional Bond Funds I, II, and III

The level of interest rates and the valuation of bonds in the first half of 2001 have been greatly affected by the combination of monetary and fiscal stimulus. The Federal Reserve, under the direction of Alan Greenspan, has orchestrated some of the most aggressive interest rate cuts in nearly 20 years, which should begin impacting the economy later this year. The Federal Reserve has lowered short-term interest rates on six occasions from 6.5% at the beginning of the year to 3.75% currently. On top of monetary stimulus, President Bush recently signed the Economic Growth and Tax Relief Reconciliation Act of 2001, setting the stage for broad federal income tax cuts and a $40 billion tax rebate that will be sent to tax-payers in late summer. The tax rebate will provide immediate stimulus and the tax bracket reductions will provide continuing support for economic growth. The combination of this monetary and fiscal stimulus has improved expectations for the economy in late 2001 or early 2002. In anticipation of this economic environment, the yield curve has steepened as yields on intermediate and longer maturity bonds rose while short-term interest rates fell. Also, credit yield spreads compared to Treasuries have narrowed.

JIC Institutional Bond Fund I	Performance Review – June 30, 2001-Unaudited

					Graph
			ENTER		REINVEST			Graph	plug
			NAV	# SHrs	Fund	Rate	INDEX	Index	Rate

2000		8/31/2000	15.000000	666.66667	10,000.00		263.409	10,000.00	0.00%

		9/30/2000	15.082056	666.66667	10,054.70	0.55%	265.476	10,078.00	0.78%

		10/31/200	15.160326	666.66667	10,106.88	1.07%	266.713	10,125.00	1.25%

		11/30/200	15.295569	666.66667	10,197.05	1.97%	269.314	10,224.00	2.24%

		12/31/200	15.484713	666.66667	10,323.14	3.23%	272.549	10,347.00	3.47%

		1/30/2001	15.681393	666.66667	10,454.26	4.54%	276.202	10,486.00	4.86%

		2/28/2001	15.795080	666.66667	10,530.05	5.30%	278.010	10,554.00	5.54%

		3/31/2001	15.908229	666.66667	10,605.49	6.05%	280.468	10,648.00	6.48%

		4/30/2001	15.960817	666.66667	10,640.54	6.41%	281.244	10,677.00	6.77%

		5/31/2001	16.056457	666.66667	10,704.30	7.04%	283.030	10,745.00	7.45%

	2001	6/30/2001	16.114728	666.66667	10,743.15	7.43%	284.106	10,786.00	7.86%

For periods ending June 30, 2001:

	6 Months	Average Annual
	Ended	Total Return (a)
	6/30/01	Since Inception (b)

JIC Institutional Bond Fund I	4.07%	7.43%

Merrill Lynch 1-3 year Government Corporate Index	4.24%	7.86%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 1-3 year Government Corporate Index.

(b) Inception of the JIC Institutional Bond Fund I was August 31, 2000. The average annual total return numbers are not annualized.

How did the JIC Institutional Bond Fund I perform relative to the market?

The JIC Institutional Bond Fund I returned 4.07% through the period ending June 30, 2001 compared to the Merrill Lynch 1-3 Year Government Corporate Index which returned 4.24%. The underperformance of the Fund versus the Index was due primarily to the slightly shorter average maturity of the Fund.

Longer-term, we believe the Fund is well positioned to benefit from the macro-economic environment that appears to be unfolding. We believe the combination of Fed rate reductions and tax cuts will improve the economic environment in late 2001 or early 2002. As we look at the markets 6-9 months out, we are positioning the Fund to benefit from slightly rising rates and continued corporate bond performance. The Fund’s lower duration and laddered structure should benefit its performance in a rising rate environment. We also continue to work toward adding yield to the Fund through investment-grade corporate bonds.

JIC Institutional Bond Fund I Objective:	Income and Capital Preservation

Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund II	Performance Review – June 30, 2001 — Unaudited

					Graph
			ENTER		REINVEST			Graph	Plug
			NAV	# SHrs	Fund	Rate	INDEX	Index	Rate

2000		8/31/2000	15.000000	666.66667	10,000.00		290.853	10,000.00	0.00%

		9/30/2000	15.092056	666.66667	10,061.37	0.61%	294.027	10,109.00	1.09%

		10/31/2000	15.160246	666.66667	10,106.83	1.07%	295.276	10,152.00	1.52%

		1/30/2000	15.374230	666.66667	10,249.49	2.49%	299.470	10,296.00	2.96%

		2/31/2000	15.674056	666.66667	10,449.37	4.49%	304.967	10,485.00	4.85%

		1/30/2001	15.901409	666.66667	10,600.94	6.01%	309.852	10,653.00	6.53%

		2/28/2001	16.036676	666.66667	10,691.12	6.91%	312.844	10,756.00	7.56%

		3/31/2001	16.165240	666.66667	10,776.83	7.77%	315.821	10,858.00	8.58%

		4/30/2001	16.123672	666.66667	10,749.11	7.49%	315.062	10,832.00	8.32%

		5/31/2001	16.195576	666.66667	10,797.05	7.97%	316.732	10,890.00	8.90%

	2001	6/30/2001	16.265039	666.66667	10,843.36	8.43%	317.887	10,929.00	9.29%

For periods ending June 30, 2001:

	6 Months	Average Annual
	Ended	Total Return(a)
	6/30/01	Since Inception (b)

JIC Institutional Bond Fund II	3.77%	8.43%

Merrill Lynch 3-5 year Government Corporate Index	4.26%	9.29%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 3-5 year Government Corporate Index.

(b) Inception of the JIC Institutional Bond Fund II was August 31, 2000. The average annual total return numbers are not annualized.

How did the JIC Institutional Bond Fund II perform relative to the market?

The JIC Institutional Bond Fund II returned 3.77% through the period ending June 30, 2001 compared to the Merrill Lynch 3-5 Year Government Corporate Index, which returned 4.26%. While the Fund’s emphasis on corporate bonds was advantageous during the period, the relative overweight to securities with maturities longer than 5 years weighed on returns, causing underperformance through the first half.

Longer-term, we believe the Fund is well positioned to benefit from the macro-economic environment that appears to be unfolding. We believe the combination of Fed rate reductions and tax cuts will improve the economic environment in late 2001 or early 2002. As we look at the markets 6-9 months out, we are positioning the Fund to benefit from slightly rising rates and continued corporate bond performance. The Fund’s lower duration and laddered structure should benefit its performance in a rising rate environment. We also continue to work toward adding yield to the Fund through investment-grade corporate bonds.

JIC Institutional Bond Fund II Objective: Primary Asset Category:	Income and Capital Preservation Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund III	Performance Review – June 30, 2001 – Unaudited

					Graph
			ENTER		REINVEST			Graph	plug
			NAV	# SHrs	Fund	Rate	INDEX	Index	Rate

2000		8/31/2000	15.000000	666.66667	10,000.00		310.057	10,000.00	0.00%

		9/30/2000	15.092056	666.66667	10,061.37	0.61%	313.283	10,104.00	1.04%

		10/31/2000	15.160246	666.66667	10,106.83	1.07%	314.939	10,157.00	1.57%

		11/30/2000	15.374230	666.66667	10,249.49	2.49%	320.862	10,348.00	3.48%

		12/31/2000	15.674056	666.66667	10,449.37	4.49%	327.872	10,575.00	5.75%

		1/30/2001	15.948043	666.66667	10,632.03	6.32%	333.287	10,749.00	7.49%

		2/28/2001	16.116452	666.66667	10,744.30	7.44%	337.223	10,876.00	8.76%

		3/31/2001	16.240081	666.66667	10,826.72	8.27%	340.219	10,973.00	9.73%

		4/30/2001	16.131092	666.66667	10,754.06	7.54%	337.792	10,895.00	8.95%

		5/31/2001	16.198078	666.66667	10,798.72	7.99%	339.454	10,948.00	9.48%

	2001	6/30/2001	16.228766	666.66667	10,819.18	8.19%	340.929	10,996.00	9.96%

For periods ending June 30, 2001:

	6 Months	Average Annual
	Ended	Total Return (a)
	6/30/01	Since Inception (b)

JIC Institutional Bond Fund III	3.31%	8.19%

Merrill Lynch 5-7 year Government Corporate Index	3.98%	9.96%

(a) The data represented on this page represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption. The rates of return numbers above include changes in the Fund’s or Index’s share price plus reinvestment of any dividends and capital gains. The Fund’s performance is after all fees. The Index does not include any fees. A shareholder cannot invest directly in the Merrill Lynch 5-7 year Government Corporate Index.

(b) Inception of the JIC Institutional Bond Fund III was August 31, 2000. The average annual total return numbers are not annualized.

How did the JIC Institutional Bond Fund III perform relative to the market?

The JIC Institutional Bond Fund III returned 3.31% through the period ending June 30, 2001 compared to the Merrill Lynch 5-7 Year Government Corporate Index which returned 3.98%. While the Fund’s emphasis on corporate bonds was advantageous during the period, the relative overweight to securities with maturities longer than 7 years weighed on returns causing underperformance through the first half.

Longer-term, we believe the Fund is well positioned to benefit from the macro-economic environment that appears to be unfolding. We believe the combination of Fed rate reductions and tax cuts will improve the economic environment in late 2001 or early 2002. As we look at the markets 6-9 months out, we are positioning the Fund to benefit from slightly rising rates and continued corporate bond performance. The Fund’s lower duration and laddered structure should benefit its performance in a rising rate environment. We also continue to work toward adding yield to the Fund through investment-grade corporate bonds.

JIC Institutional Bond Fund III Objective:	Income and Capital Preservation

Primary Asset Category:	Investment-Grade Government/Corporate Bonds

JIC Institutional Bond Fund I	Portfolio of Investments as of June 30, 2001 — Unaudited

Fixed Income Securities - Bonds	Face Value	Dollar Value

Finance
Aetna Services, Inc., 6.75% Due 8/15/01	1,000,000	1,003,750
Aristar Inc., 6.00% Due 8/01/01	1,000,000	1,001,250
Associates Corporation, N.A., 5.75% Due 11/01/03	1,000,000	1,008,750
Comerica Bank, 7.25% Due 10/15/02	1,000,000	1,030,000
General Motors, 6.375% Due 12/01/01	1,000,000	1,008,750
Household Finance Corporation, 6.00% Due 5/01/04	1,000,000	1,010,000
International Lease Finance Corporation, 5.85% Due 11/25/03	1,000,000	1,015,000
Mercantile Bank, 7.625% Due 10/15/02	1,000,000	1,035,000
Wachovia Bank Corporation, 6.70% Due 6/21/04	1,000,000	1,032,500
Wells Fargo & Company, 7.25% Due 8/24/05	1,000,000	1,050,000

Total Finance: 21.4%		$10,195,000
Industrial
Dupont EI Nemour, 6.75% Due 10/15/04	1,000,000	1,038,750
Eli Lilly, 6.25% Due 3/15/03	1,000,000	1,022,500
Emerson Electric Company, 7.875% Due 6/1/05	1,000,000	1,077,500
General Electric, 6.52% Due 10/08/02	1,000,000	1,025,000
General Mills Incorporated, 7.00% Due 4/17/02	1,000,000	1,018,750
Procter & Gamble Global Bond, 6.6% Due 12/15/04	1,000,000	1,040,000
Quaker Oats, 9.15% Due 11/15/02	1,000,000	1,055,000
Sonoco Products, 5.875% Due 11/01/03	1,000,000	1,010,000
The Tribune Company, 5.75% Due 9/15/03	1,000,000	1,007,500

Total Industrial: 19.5%		$9,295,000
Utilities
Consolidated Edison Corporation, 6.375% Due 4/01/03	1,000,000	1,013,750
National Rural Utilities, 6.65% Due 10/1/05	1,000,000	1,027,500
Public Service Electric & Gas Company, 7.19% Due 9/06/02	1,000,000	1,026,250
South Carolina Electric and Gas, 6.25% Due 12/15/03	1,000,000	1,020,000

Total Utilities: 8.6%		$4,087,500
United States Government Agency Obligations
Federal Home Loan Bank, 6.00% Due 8/15/02	6,500,000	6,631,580
Federal National Mortgage Association, 4.625% Due 10/15/01	6,750,000	6,765,653
Federal National Mortgage Association, 5.75% Due 4/15/03	1,000,000	1,021,529

Total United States Government Agency Obligations: 30.3%		$14,418,762
United States Government Treasury Obligations
United States Treasury Note, 5.75% Due 8/15/03	2,500,000	2,569,797
United States Treasury Note, 6.375% Due 8/15/02	2,750,000	2,821,918
United States Treasury Note, 7.50% Due 11/15/01	4,000,000	4,055,680

Total United States Government Treasury Obligations: 19.9% D18		$9,447,395
Total Fixed Income — Bonds: 99.7%		$47,443,657
(Fixed Income Identified Cost $46,433,961)
Cash Equivalents
Dreyfus U.S. Treasury Prime Money Market Fund 3.60% yield		153,161

Total Cash Equivalents: 0.3%		$153,161
(Cash Equivalents Identified Cost $153,161)

Total Portfolio Value: 100.00%		$47,596,818
(Total Portfolio Identified Cost $46,587,122)
Other Assets Less Liabilities		$724,351

Total Net Assets		$48,321,169
The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of June 30, 2001 — Unaudited

Fixed Income Securities - Bonds	Face Value	Dollar Value

Finance
Aetna Services, Inc., 6.75% Due 8/15/01	500,000	501,875
American Express, 6.875% Due 11/01/05	500,000	520,000
Aristar Inc., 6.00% Due 8/01/01	500,000	500,625
Associates Corporation, N.A., 5.75% Due 11/01/03	500,000	504,375
Citicorp, 7.125% Due 5/15/06	500,000	520,000
Comerica Bank, 7.25% Due 10/15/02	500,000	515,000
Household Finance Corporation, 6.00% Due 5/01/04	500,000	505,000
International Lease Finance Corporation, 5.85% Due 11/25/03	500,000	507,500
Mercantile Bank, 7.625% Due 10/15/02	500,000	517,500
PNC Funding Corp., 6.875% Due 7/15/07	500,000	509,375
Regency Centers LP, 7.40% Due 4/01/04	500,000	511,250
Wachovia Bank Corporation, 6.70% Due 6/21/04	500,000	516,250
Wells Fargo & Company, 7.25% Due 8/24/05	500,000	525,000

Total Finance: 14.2%		$6,653,750
Industrial
Dupont EI Nemour, 6.75% Due 10/15/04	500,000	519,375
Eli Lilly, 6.25% Due 3/15/03	500,000	511,250
Emerson Electric Company, 7.875% Due 6/01/05	500,000	538,750
Gap Incorporated, 6.90% Due 9/15/07	450,000	449,438
General Electric, 6.52% Due 10/08/02	500,000	512,500
General Mills Incorporated, 7.00% Due 4/17/02	500,000	509,375
Gillette Company, 5.75% Due 10/15/05	500,000	498,750
Guidant Corporation, 6.15% Due 2/15/06	500,000	485,000
Hertz Corporation, 6.25% Due 3/15/09	500,000	475,000
Honeywell International, 6.20% Due 2/01/08	500,000	495,625
IBM Corporation, 6.45% Due 8/01/07	500,000	510,000
McDonald’s Corporation, 5.95% Due 1/15/08	425,000	423,406
PPG Industries, 6.875% Due 8/01/05	500,000	509,375
Procter & Gamble Global Bond, 6.60% Due 12/15/04	500,000	520,000
The Tribune Company, 5.75% Due 9/15/03	500,000	503,750
Tyco International Group, 6.125% Due 1/15/09	500,000	480,625
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	518,750
Walt Disney Company, 5.80% Due 10/27/08	500,000	486,875

Total Industrial: 19.2%		$8,947,844
Utilities
Baltimore Gas & Electric, 6.625% Due 3/15/08	500,000	501,250
Bellsouth Capital Funding, 7.75% Due 2/15/10	500,000	535,625
Consolidated Edison Corporation, 6.375% Due 4/01/03	500,000	506,875
Enron Corporation, 7.125% Due 5/15/07	500,000	511,875
GTE Corporation, 7.51% Due 4/01/09	500,000	520,625
National Rural Utilities, 5.7% Due 1/15/10	500,000	471,875
Public Service Electric & Gas Company, 7.19% Due 9/06/02	500,000	513,125
South Carolina Electric and Gas, 6.25% Due 12/15/03	500,000	510,000

Total Utilities: 8.7%		$4,071,250
United States Government Agency Obligations
Federal Home Loan Bank, 6.375% Due 8/15/06	2,000,000	2,067,600
Federal Home Loan Mortgage Corp., 7.10% Due 4/10/07	1,000,000	1,066,235
Federal National Mortgage Association, 4.625% Due 10/15/01	1,000,000	1,002,319
Federal National Mortgage Association, 5.125% Due 2/13/04	4,500,000	4,521,298
Federal National Mortgage Association, 5.75% Due 4/15/03	1,000,000	1,021,529
Tennessee Valley Authority, 6.375% Due 6/15/05	6,000,000	6,172,500

Total United States Government Agency Obligations: 33.8%		$15,851,481
The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of June 30, 2001 — Unaudited

Fixed Income Securities - Bonds	Face Value	Dollar Value

United States Government Treasury Obligations
United States Treasury Note, 5.50% Due 2/15/08	500,000	507,620
United States Treasury Note, 5.75% Due 8/15/03	500,000	513,959
United States Treasury Note, 5.875% Due 2/15/04	4,000,000	4,133,116
United States Treasury Note, 6.375% Due 8/15/02	400,000	410,461
United States Treasury Note, 6.50% Due 8/15/05	2,250,000	2,382,253
United States Treasury Note, 6.625% Due 5/15/07	500,000	537,168
United States Treasury Note, 7.00% Due 7/15/06	1,000,000	1,084,936
United States Treasury Note, 7.50% Due 11/15/01	1,000,000	1,013,920

Total United States Government Treasury Obligations: 22.6%		$10,583,433

Total Fixed Income — Bonds: 98.5%		$46,107,758
(Fixed Income Identified Cost $44,733,156)
Cash Equivalents
Dreyfus U.S Treasury Prime Money Market Fund 3.60% yield		715,863

Total Cash Equivalents: 1.5%		$715,863
(Cash Equivalents Identified Cost $715,863)

Total Portfolio Value: 100.00%		$46,823,621
(Total Portfolio Identified Cost $45,449,019)
Other Assets Less Liabilities		$742,455

Total Net Assets		$47,566,076
The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of June 30, 2001 — Unaudited

Fixed Income Securities - Bonds	Face Value	Dollar Value

Finance
Aetna Services, Inc., 6.75% Due 8/15/01	500,000	501,875
Allstate Corporation, 7.20% Due 12/01/09	500,000	519,375
American Express, 6.875% Due 11/01/05	500,000	520,000
American General Finance, 8.125% Due 8/15/09	500,000	544,375
Aristar Inc., 6.00% Due 8/01/01	500,000	500,625
Associates Corporation, N.A., 5.75% Due 11/01/03	500,000	504,375
CB Mellon Financial, 6.7% Due 3/1/08	500,000	505,000
Comerica Bank, 7.25% Due 10/15/02	500,000	515,000
Household Finance Corporation, 6.00% Due 5/01/04	500,000	505,000
International Lease Finance Corporation, 5.85% Due 11/25/03	500,000	507,500
Mercantile Bank, 7.625% Due 10/15/02	500,000	517,500
National City Bank, 6.25% Due 3/15/11	500,000	473,125
PNC Funding Corp., 6.875% Due 7/15/07	500,000	509,375
Suntrust Banks Inc., 7.75% Due 5/01/10	500,000	532,500
Wachovia Bank Corporation, 6.70% Due 6/21/04	500,000	516,250
Wells Fargo & Company, 7.25% Due 8/24/05	500,000	525,000

Total Finance: 19.5%		$8,196,875
Industrial
Dupont EI Nemour, 6.75% Due 10/15/04	500,000	519,375
Eli Lilly & Company, 8.375% Due 12/01/06	500,000	556,875
Emerson Electric Company, 7.875% Due 6/01/05	500,000	538,750
Gap Incorporated, 6.90% Due 9/15/07	450,000	449,438
General Electric, 6.52% Due 10/08/02	500,000	512,500
General Mills Incorporated, 7.00% Due 4/17/02	500,000	509,375
Gillette Company, 5.75% Due 10/15/05	500,000	498,750
Guidant Corporation, 6.15% Due 2/15/06	500,000	485,000
Hertz Corporation, 6.25% Due 3/15/09	500,000	475,000
Honeywell International, 6.20% Due 2/01/08	500,000	495,625
IBM Corporation, 6.45% Due 8/01/07	500,000	510,000
Lowes Companies Inc., 8.25% Due 6/01/10	500,000	548,750
McDonald’s Corporation, 8.875% Due 4/01/11	500,000	585,000
Motorola Inc., 7.625% Due 11/15/10	500,000	473,750
Procter & Gamble Global Bond, 6.60% Due 12/15/04	500,000	520,000
Texaco Capital, 6.00% Due 6/15/05	500,000	504,375
Tyco International Group, 6.125% Due1/15/09	500,000	480,625
Wal-Mart Stores, 6.875% Due 8/10/09	500,000	518,750
Walt Disney Company, 5.80% Due 10/27/08	500,000	486,875
Washington Post, 5.50% Due 2/15/09	500,000	476,875

Total Industrial: 24.2%		$10,145,688
Utilities
Bellsouth Capital Funding, 7.75% Due 2/15/10	500,000	535,625
Consolidated Edison Corporation, 6.375% Due 4/01/03	500,000	506,875
Enron Corporation, 7.125% Due 5/15/07	500,000	511,875
GTE Corporation, 7.51% Due 4/01/09	500,000	520,625
National Rural Utilities, 5.7% Due 1/15/10	500,000	471,875
Public Service Electric & Gas Company, 7.19% Due 9/06/02	500,000	513,125
SBC Communications, 6.50% Due 7/01/03	500,000	501,875

Total Utilities: 8.5%		$3,561,875
The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of June 30, 2001 — Unaudited

Fixed Income Securities - Bonds	Face Value	Dollar Value

United States Government Agency Obligations
Federal Home Loan Bank, 5.50% Due 12/11/13	1,000,000	924,512
Federal Home Loan Bank, 7.605% Due 2/25/15	500,000	536,875
Federal Home Loan Mortgage Corp., 5.125% Due 10/15/08	500,000	476,350
Federal Home Loan Mortgage Corp., 5.95% Due 1/19/06	1,000,000	1,016,269
Federal Home Loan Mortgage Corp., 7.00% Due 3/15/10	500,000	528,729
Federal Home Loan Mortgage Corp., 7.10% Due 4/10/07	5,500,000	5,864,293
Federal National Mortgage Association, 5.125% Due 2/13/04	1,000,000	1,004,733
Federal National Mortgage Association, 5.25% Due 1/15/09	500,000	477,358
Student Loan Mortgage Association, 7.375% Due 8/01/11	500,000	546,875
Tennessee Valley Authority, 6.375% Due 6/15/05	1,000,000	1,028,750

Total United States Government Agency Obligations: 29.7%		$12,404,744
United States Government Treasury Obligations
United States Treasury Note, 5.50% Due 2/15/08	1,000,000	1,015,240
United States Treasury Note, 5.875% Due 2/15/04	500,000	516,639
United States Treasury Note, 6.375% Due 8/15/02	250,000	256,538
United States Treasury Note, 6.50% Due 2/15/10	1,000,000	1,074,296
United States Treasury Note, 6.50% Due 8/15/05	500,000	529,389
United States Treasury Note, 6.625% Due 5/15/07	1,000,000	1,074,336
United States Treasury Note, 7.0% Due 7/15/06	2,500,000	2,712,340

Total United States Government Treasury Obligations: 17.2%		$7,178,778

Total Fixed Income — Bonds: 99.1%		$41,487,960
(Fixed Income Identified Cost $40,097,493)
Cash Equivalents
Dreyfus U.S. Treasury Prime Money Market Fund 3.60% yield		361,031

Total Cash Equivalents: 0.90%		$361,031
(Cash Equivalents Identified Cost $361,031)

Total Portfolio Value: 100.00%		$41,848,991
(Total Portfolio Identified Cost $40,458,524)
Other Assets Less Liabilities		$654,095

Total Net Assets		$42,503,086
The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2001 — Unaudited

Statement of Assets and Liabilities

	Bond Funds

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

	6/30/01	6/30/01	6/30/01

Assets:

Investment Securities at Market Value*	$47,596,818	$46,823,621	$41,848,991

Dividends and Interest Receivable	$736,354	$754,246	$664,663

Total Assets	$48,333,172	$47,577,867	$42,513,654

Liabilities:

Accrued Management Fees	$12,003	$11,791	$10,568

Total Liabilities	$12,003	$11,791	$10,568

Net Assets	$48,321,169	$47,566,076	$42,503,086

Net Assets Consist of:

Paid in Capital	$47,267,382	$46,159,730	$41,153,550

Undistributed Net Investment Income	$26,349	($11,407)	($65,686)

Undistributed Net Realized Gain (Loss) from Security Transactions	$17,742	$43,151	$24,755

Net Unrealized Gain (Loss) on Investments	$1,009,696	$1,374,602	$1,390,467

Net Assets	$48,321,169	$47,566,076	$42,503,086

Shares Outstanding	3,143,622	3,066,953	2,749,538

Offering, Redemption and

Net Asset Value Per Share	$15.37	$15.51	$15.46

*Identified Cost of Securities	$46,587,122	$45,449,019	$40,458,524

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2001 — Unaudited

Statement of Operations

	Bond Funds

	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

	6/30/01	6/30/01	6/30/01

Investment Income:

Interest	$1,548,266	$1,495,192	$1,291,804

Total Investment Income	$1,548,266	$1,495,192	$1,291,804

Expenses:

Gross Management Fee	$73,441	$71,608	$64,382

Total Expenses	$73,441	$71,608	$64,382

Net Investment Income	$1,474,825	$1,423,584	$1,227,422

Realized and Unrealized Gains (Losses):

Net Realized Gain (Loss) from Security Transactions	$17,776	$43,561	$24,853

Net Unrealized Gain (Loss) on Investments	$472,445	$316,830	$164,962

Net Gain (Loss) on Investments	$490,221	$360,391	$189,815

Net Increase (Decrease) in Assets from Operations	$1,965,046	$1,783,975	$1,417,237

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	June 30, 2001 — Unaudited

Statement of Changes in Net Assets

	Bond Funds

	Institutional Bond Fund I		Institutional Bond Fund II

	Period Ended	Period Ended	Period Ended	Period Ended
	6/30/01	12/31/2000 *	6/30/01	12/31/2000 *

Operations:

Net Investment Income	$1,474,825	$717,149	$1,423,584	$663,783

Net Realized Gain (Loss) from Security Transactions	$17,776	($33)	$43,561	($409)

Net Unrealized Gain (Loss) on Investments	$472,445	$537,250	$316,830	$1,057,772

Net Increase (Decrease) in

Assets from Operations	$1,965,046	$1,254,366	$1,783,975	$1,721,146

Distributions to Shareholders:

Net Investment Income	($1,448,107)	($717,518)	($1,434,715)	($664,060)

Net (Decrease) in Assets from Distributions	($1,448,107)	($717,518)	($1,434,715)	($664,060)

Capital Share Transactions:

Proceeds From Sale of Shares	$2,659,687	$50,274,148	$2,398,103	$47,848,829

Net Asset Value of Shares Issued on Reinvestment of Dividends/Gains	$0	$0	$0	$0

Cost of Shares Redeemed	($4,282,671)	($1,383,782)	($3,202,856)	($884,346)

Net Increase (Decrease) in

Assets from Capital Share Transactions	($1,622,984)	$48,890,366	($804,753)	$46,964,483

Net Change in Net Assets	($1,106,045)	$49,427,214	($455,493)	$48,021,569

Net Assets at Beginning of Period	$49,427,214	$0	$48,021,569	$0

Net Assets at End of Period	$48,321,169	$49,427,214	$47,566,076	$48,021,569

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Bond Funds

	Institutional Bond Fund III

	Period Ended	Period Ended
	6/30/01	12/31/2000 *

Operations:

Net Investment Income	$1,227,422	$681,417

Net Realized Gain (Loss) from Security Transactions	$24,853	($98)

Net Unrealized Gain (Loss) on Investments	$164,962	$1,225,505

Net Increase (Decrease) in

Assets from Operations	$1,417,237	$1,906,824

Distributions to Shareholders:

Net Investment Income	($1,293,518)	($681,007)

Net (Decrease) in Assets from Distributions	($1,293,518)	($681,007)

Capital Share Transactions:

Proceeds From Sale of Shares	$2,151,915	$43,302,159

Net Asset Value of Shares Issued on Reinvestment of Dividends/Gains	$0	$0

Cost of Shares Redeemed	($3,182,756)	($1,117,768)

Net Increase (Decrease) in Assets from

Capital Share Transactions	($1,030,841)	$42,184,391

Net Change in Net Assets	($907,122)	$43,410,208

Net Assets at Beginning of Period	$43,410,208	$0

Net Assets at End of Period	$42,503,086	$43,410,208

*	Inception Date 8/31/00

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Institutional Bond Funds

Selected Data for a Share Outstanding Throughout the Period:

	Fund I		Fund II

	Unaudited	Audited	Unaudited	Audited
	1/1/01 to	8/31/00 to	1/1/01 to	8/31/00 to
	6/30/01	12/31/00	6/30/01	12/31/00

Net Asset Value Beginning of Period	$15.21	$15.00	$15.40	$15.00

Operations:

Net Investment Income	$0.45	$0.27	$0.47	$0.27

Net Gains (Losses) on Securities (Realized and Unrealized)	$0.16	$0.21	$0.11	$0.40

Total Operations	$0.61	$0.48	$0.58	$0.67

Distributions:

Dividends from Net Investment Income	($0.45)	($0.27)	($0.47)	($0.27)

Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00	$0.00

Total Distributions	($0.45)	($0.27)	($0.47)	($0.27)

Net Asset Value at End of Period	$15.37	$15.21	$15.51	$15.40

Total Return	4.07%	3.23%	3.77%	4.49%

Net Assets End of Period (Millions)	$48.32	$49.43	$47.57	$48.02

Ratios (1)

Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.30%	0.30%

Ratio of Net Income to Average Net Assets	6.00%	6.88%	5.94%	6.77%

Portfolio Turnover Rate	4.68%	4.04%	8.44%	0.51%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Fund III

	Unaudited	Audited
	1/1/01 to	8/31/00 to
	6/30/01	12/31/00

Net Asset Value Beginning of Period	$15.42	$15.00

Operations:

Net Investment Income	$0.47	$0.28

Net Gains (Losses) on Securities (Realized and Unrealized)	$0.04	$0.42

Total Operations	$0.51	$0.70

Distributions:

Dividends from Net Investment Income	($0.47)	($0.28)

Distributions from Net Realized Capital Gains	$0.00	$0.00

Total Distributions	($0.47)	($0.28)

Net Asset Value at End of Period	$15.46	$15.42

Total Return	3.31%	4.72%

Net Assets End of Period (Millions)	$42.50	$43.41

Ratios (1)

Ratio of Expenses to Average Net Assets	0.30%	0.30%

Ratio of Net Income to Average Net Assets	5.70%	7.09%

Portfolio Turnover Rate	9.38%	2.79%

(1)	Ratios are annualized

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

1) Organization:

The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III are each diversified series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III began offering their shares publicly on August 31, 2000.

The investment objective of the JIC Institutional Bond Fund I is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 1 to 3 year bonds. The investment objective of the JIC Institutional Bond Fund II is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 3 to 5 year bonds. The investment objective of the JIC Institutional Bond Fund III is a high level of income over the long term consistent with preservation of capital with income characteristics similar to 5 to 7 year bonds.

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to realized gains and/or paid-in-capital.

2) Summary of Significant Accounting Policies:

Security Valuation and Transactions:

The investments in securities are carried at market value. The market quotation used for fixed income securities are valued by using independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Valuation is determined as of 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Investment Income and Realized Capital Gains and Losses on Investment Securities:

Interest income is recorded on an accrual basis. Gains and losses on sales of investments are calculated using the specific identification method.

Income Taxes:

It is the Funds’ policy to distribute annually, prior to the end of the year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Accordingly, no tax provision is required.

3) Investment Advisory Agreement:

The investment advisory agreement provides that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds’ operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short) and extraordinary expenses. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III paid the Adviser a management fee at the annual rate of 0.30% of each Funds’ average daily net assets, which was accrued daily and paid monthly.

The Adviser received management fees for the period January 1 – June 30, 2001 as indicated below.

Fund	Fee	Fee

JIC Institutional Bond Fund I	0.30%	$73,441

JIC Institutional Bond Fund II	0.30%	$71,608

JIC Institutional Bond Fund III	0.30%	$64,382

4) Related Party Transactions:

All officers and one Trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are three independent Trustees. Each of the three independent Trustees received compensation during the 6 months ending June 30, 2001 of $3,000 for his responsibilities as Trustee and has received no additional compensation from the Trust. Total Compensation for the Trustees, as a group was $9,000 for the period and as a group they received no additional compensation from the Trust. The Trust consists of eight Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

NOTES TO THE FINANCIAL STATEMENTS

4) Related Party Transactions (con’t):

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2001, Covie and Company could be deemed to beneficially own (because of its control or discretion over) in aggregate more than 25% of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5) Purchases and Sales of Securities:

During January 1 through June 30, 2001, purchases and sales of investment securities aggregated:

	Investment Securities Other Than
	Short Term Investments and
	U.S. Government Obligations		U.S. Government Obligations

Fund	Purchases	Sales	Purchases	Sales

JIC Institutional Bond Fund I	$2,118,220	$754,878	$0	$509,864

JIC Institutional Bond Fund II	$2,983,790	$2,405,810	$0	$577,042

JIC Insitutional Bond Fund III	$1,961,696	$1,934,957	$1,113,424	$1,040,607

6) Capital Share Transactions:

As of June 30, 2001, there were an unlimited number of capital shares of no par value authorized. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder’s check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder’s written or telephone request in proper form.

Capital Share Transactions for the Period January 1 – June 30, 2001:

	JIC	JIC	JIC
	Institutional	Institutional	Institutional
	Bond Fund I	Bond Fund II	Bond Fund III

Shares Sold to Investors	172,752	153,701	137,888

Shares Issued on Reinvestment Dividends	0	0	0

Subtotal	172,752	153,701	137,888

Shares Redeemed	(278,048)	(205,283)	(203,835)

Net Increase/Decrease During Period	(105,296)	(51,582)	(65,947)

Shares Outstanding:

December 31, 2000 (Beginning of Period)	3,248,918	3,118,535	2,815,485

June 30, 2001 (End of Period)	3,143,622	3,066,953	2,749,538

7) Security Transactions:

For Federal income tax purposes, the cost of investments owned on June 30, 2001 was the same as identified cost. As of June 30, 2001 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

			Net
			Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)

JIC Institutional Bond Fund I	$1,015,114	($5,418)	$1,009,696

JIC Institutional Bond Fund II	$1,403,296	($28,694)	$1,374,602

JIC Institutional Bond Fund III	$1,445,784	($55,317)	$1,390,467

8) Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Trustees and Officers
Timothy E. Johnson	Trustee, President

John W. Craig	Independent Trustee

Ronald H. McSwain	Independent Trustee

Kenneth S. Shull	Independent Trustee

Dale H. Coates	Vice President

Richard T. Miller	Vice President

David C. Tedford	Secretary

Dianna J. Thiel	CFO, Treasurer

Transfer Agent and Fund Accountant
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 (800) 541-01700

Custodian
The Provident Bank
Three East Fourth Street
Cincinnati, Ohio 45202

Auditors
McCurdy & Associates CPA’s, Inc.
27955 Clemens Road
Westlake, Ohio 44145

Legal Counsel
Brown, Cummins & Brown Co., L.P.A.
3500 Carew Tower
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds’ prospectus, which illustrates each Fund’s objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254